Lease Liabilities - Schedule of Equipment Lease Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Liabilities [Line Items]
Interest	$ 1,037
Lease liabilities	39,384
Non-current portion of Equipment Lease liability	29,375
Current portion of Equipment Lease liability	10,009
Equipment
Lease Liabilities [Line Items]
Initial recognition of lease liability	41,713
Interest	1,037
Change in estimated cash flows and assumptions	14
Payments - principal and interest	(3,764)
Lease liabilities	39,000
Non-current portion of Equipment Lease liability	29,158
Current portion of Equipment Lease liability	$ 9,842